                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_]; Amendment Number:
                                               ----------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Breeden Capital Management LLC
Address: 100 Northfield Street
         Greenwich, CT  06830

Form 13F File Number: 28-12318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard C. Breeden
Title: Chairman
Phone: (203) 618-0065

Signature, Place, and Date of Signing:


/s/ Richard C. Breeden          Greenwich, CT   November 14, 2008
-----------------------------   -------------   -----------------
[Signature]                     [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          9

Form 13F Information Table Value Total: $1,219,638
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE
                         BREEDEN CAPITAL MANAGEMENT LLC
                      FOR QUARTER ENDED SEPTEMBER 30, 2008

                                                                                               Voting Authority
                         Title of             Value   Shrs or prn SH/ Put/ Investment   Other  ----------------
Name of Issuer             Class    CUSIP   (x $1000)      amt    PRN Call Discretion Managers Sole Shared None
------------------------ -------- --------- --------- ----------- --- ---- ---------- -------- ---- ------ ----
Alexander & Baldwin Inc. Com      014482103  $117,245   2,662,838  SH         SOLE              X
DST Systems Inc.         Com      233326107  $142,410   2,543,486  SH         SOLE              X
H&R Block Inc.           Com      093671105  $237,396  10,435,000  SH         SOLE              X
Helmerich & Payne Inc.   Com      423452101  $145,218   3,362,306  SH         SOLE              X
Hillenbrand Inc.         Com      431571108  $ 80,522   3,994,162  SH         SOLE              X
Hill-Rom Holdings Inc.   Com      431475102  $ 99,369   3,278,409  SH         SOLE              X
J.M. Smucker Co.         Com      832696405  $  5,277     104,100  SH         SOLE              X
Steris Corp.             Com      859152100  $190,430   5,067,321  SH         SOLE              X
Zale Corp.               Com      988858106  $201,771   8,070,839  SH         SOLE              X